Summary of significant accounting policies - Revenue by Product Line and Services (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue by Producks and Services [Line Items]
Products	$ 1,944,776	$ 2,052,665	$ 6,346,050	$ 7,453,222
Services	2,270,981	1,993,653	9,503,819	7,800,750
Total revenues	4,215,757	4,046,318	15,849,869	15,253,972
Cogeneration
Revenue by Producks and Services [Line Items]
Products	1,154,269	1,278,156
Chiller
Revenue by Producks and Services [Line Items]
Products	790,507	774,509
Service contracts
Revenue by Producks and Services [Line Items]
Services	1,772,981	1,745,946
installations
Revenue by Producks and Services [Line Items]
Services	$ 498,000	$ 247,707